Finance and other costs - Detailed Information about Finance and Other Costs (Parenthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019
Finance and other costs [abstract]
Capitalisation interest rate relating to general borrowings	6.91%	6.91%	7.49%	7.30%
Interest expense on lease liabilities	₨ 278	$ 4	₨ 247